Acquisitions, Dispositions And Other Adjustments (Operating Results Of Discontinued Operation) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Assets Held For Sale:
Goodwill	$ 799
Connecticut Wireline [Member]
Assets Held For Sale:
Current assets	155
Property, plant and equipment	1,289
Goodwill	799
Other assets	17
Total assets	2,260
Liabilities of assets held for sale:
Current liabilities	128
Noncurrent liabilities	480
Total liabilities	$ 608